Intangible assets (Tables)	9 Months Ended
Sep. 30, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]	below provides a rollforward of the Company’s intangible assets as of September 30, 2023 and 2022.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Internal development costs	Licenses	Software	Total
January 1, 2023	13,680	—	954	1,052	278	15,964
Additions	—	—	—	—	19	19
Disposals	—	—	—	—	(53)	(53)
Exchange differences	—	—	—	—	2	2
September 30, 2023	13,680	—	954	1,052	246	15,932

Accumulated Amortization
January 1, 2023	(1,295)	—	—	(125)	(184)	(1,604)
Amortization charge	—	—	(58)	(57)	(40)	(155)
Impairment charge	(1,868)	—	—	—	—	(1,868)
Disposals	—	—	—	—	53	53
September 30, 2023	(3,163)	—	(58)	(182)	(171)	(3,574)

Net book amount as of September 30, 2023	10,517	—	896	870	75	12,358

Cost
January 1, 2022	12,985	631	—	1,052	176	14,844
Additions	695	323	—	—	97	1,115
Exchange differences	—	—	—	—	(17)	(17)
September 30, 2022	13,680	954	—	1,052	256	15,942

Accumulated Amortization
January 1, 2022	(1,069)	—	—	(50)	(143)	(1,262)
Amortization charge	—	—	—	(56)	(32)	(88)
Exchange differences	—		—	—	6	6
September 30, 2022	(1,069)	—	—	(106)	(169)	(1,344)

Net book amount as of September 30, 2022	12,611	954	—	946	87	14,598